Schedule of Investments (unaudited)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31
(Call 12/01/30)(a)	$100	$96,879
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 08/15/27 (Call 08/15/22)(b)	25	24,835
		121,714
Aerospace & Defense — 0.9%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	110	108,179
4.51%, 05/01/23 (Call 04/01/23)	135	139,581
4.88%, 05/01/25 (Call 04/01/25)	80	86,166
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(a)(b)	75	75,975
General Dynamics Corp., 1.15%, 06/01/26 (Call 05/01/26)	120	116,275
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	100	104,611
5.90%, 02/01/27	100	107,900
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(b)	100	103,413
6.38%, 06/15/26 (Call 02/28/22)	50	50,812
7.50%, 03/15/27 (Call 03/15/22)	50	51,833
		944,745
Agriculture — 0.6%
Altria Group Inc., 4.40%, 02/14/26 (Call 12/14/25)	155	167,100
BAT Capital Corp., 2.26%, 03/25/28 (Call 01/25/28)	40	37,983
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	40	39,262
Philip Morris International Inc., 2.88%, 05/01/24
(Call 04/01/24)	206	211,463
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	200	199,056
		654,864
Airlines — 0.0%
United Airlines Holdings Inc., 5.00%, 02/01/24(a)	50	50,802
Apparel — 0.3%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	240	246,996
VF Corp., 2.05%, 04/23/22	90	90,293
		337,289
Auto Manufacturers — 1.0%
American Honda Finance Corp., 1.20%, 07/08/25	150	146,454
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	120	124,441
9.63%, 04/22/30 (Call 01/22/30)	5	7,009
Ford Motor Credit Co. LLC, 3.66%, 09/08/24	259	261,719
General Motors Co., 5.40%, 10/02/23	35	37,099
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	45	41,982
2.40%, 10/15/28 (Call 08/15/28)	40	38,611
3.45%, 04/10/22 (Call 02/28/22)	120	120,276
3.55%, 07/08/22	200	202,378
Toyota Motor Credit Corp., 1.45%, 01/13/25	115	114,139
		1,094,108
Auto Parts & Equipment — 0.3%
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	58	60,064
8.50%, 05/15/27 (Call 05/15/22)(b)	35	36,609
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	33	34,892
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)(a)	200	210,140
		341,705

	Par
Security	(000)	Value

Banks — 12.4%
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(c)	$200	$197,770
1.85%, 03/25/26	210	204,481
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	210	207,182
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	200	197,136
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	230	225,561
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	170	165,617
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	100	97,068
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(c)	75	72,923
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(c)	10	9,695
2.82%, 07/21/23 (Call 07/21/22),
(3 mo. LIBOR US + 0.930%)(c)	350	352,632
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(c)	326	330,942
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(c)	150	156,927
4.25%, 10/22/26	120	129,686
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(c)	100	97,829
Bank of Montreal
0.63%, 07/09/24	110	107,138
1.25%, 09/15/26	60	57,597
Bank of New York Mellon Corp. (The), 0.50%, 04/26/24
(Call 03/26/24)	105	102,779
Bank of Nova Scotia (The)
0.65%, 07/31/24	115	112,036
1.05%, 03/02/26	230	220,805
Barclays PLC, 4.84%, 05/09/28 (Call 05/07/27)	200	215,030
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	120	118,529
2.25%, 01/28/25	170	171,510
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	530	522,262
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	90	88,261
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	290	278,380
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(c)	365	376,527
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(c)	50	53,468
4.60%, 03/09/26	100	108,405
Credit Suisse AG/New York NY, 0.52%, 08/09/23	250	246,705
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(c)	200	203,210
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26),
(SOFR + 0.685%)(c)	60	58,157
First Republic Bank/CA, 1.91%, 02/12/24 (Call 02/12/23),
(SOFR + 0.620%)(c)	250	251,415
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	105	101,330
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	430	412,778
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(c)	175	165,713
2.60%, 02/07/30 (Call 11/07/29)	90	88,320
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(c)	95	92,045
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(c)	115	118,334
3.50%, 01/23/25 (Call 10/23/24)	335	348,283
3.75%, 02/25/26 (Call 11/25/25)	194	204,901
3.85%, 01/26/27 (Call 01/26/26)	120	126,623

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 0.987%)(a)(c)	$200	$205,822
4.25%, 03/14/24	200	208,866
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	315	300,664
1.56%, 12/10/25 (Call 12/10/24)(c)	120	118,159
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	117	113,196
2.95%, 10/01/26 (Call 07/01/26)(a)	200	206,406
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(c)	270	268,483
3.13%, 01/23/25 (Call 10/23/24)	40	41,410
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(c)	132	135,540
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(c)	120	123,052
3.88%, 09/10/24	200	210,178
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(c)	40	41,660
Lloyds Banking Group PLC, 0.70%, 05/11/24 (Call 05/11/23),
(1 year CMT + 0.550%)(c)	200	197,830
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(c)	260	253,406
1.64%, 10/13/27 (Call 10/13/26)(c)	360	347,296
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	280	278,426
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)(c)	300	306,015
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(c)	245	243,033
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	170	164,145
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	110	110,172
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(c)	390	368,121
3.13%, 07/27/26	85	87,927
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(c)	320	338,320
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(c)	55	56,489
3.88%, 01/27/26	200	212,192
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(a)(c)	195	189,043
Royal Bank of Canada
0.75%, 10/07/24	70	68,076
1.20%, 04/27/26	75	72,276
2.05%, 01/21/27	100	98,988
Santander Holdings USA Inc., 3.45%, 06/02/25
(Call 05/02/25)	150	154,777
Santander UK Group Holdings PLC, 1.09%, 03/15/25
(Call 03/15/24), (SOFR + 0.787%)(c)	330	323,304
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25	300	293,145
SVB Financial Group, 1.80%, 02/02/31 (Call 11/02/30)	95	86,990
Toronto-Dominion Bank (The), 0.30%, 06/02/23	250	246,985
		13,866,382
Building Materials — 1.0%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	275	269,288
5.00%, 03/01/30 (Call 03/01/25)(b)	70	71,740
6.75%, 06/01/27 (Call 06/01/22)(b)	121	126,032
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	45	45,469
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25
(Call 07/15/22)(b)	200	209,312
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	300	294,132

	Par
Security	(000)	Value

Building Materials (continued)
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/15/22)	$55	$54,402
2.40%, 07/15/31 (Call 04/15/31)	45	43,559
		1,113,934
Chemicals — 0.9%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26
(Call 07/05/26)	30	28,741
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)(a)	25	25,717
Minerals Technologies Inc., 5.00%, 07/01/28
(Call 07/01/23)(b)	200	202,268
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	125	127,674
3.13%, 06/01/24 (Call 04/01/24)	100	103,189
3.45%, 06/01/27 (Call 03/01/27)	140	147,378
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	250	241,427
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(b)	100	96,550
		972,944
Commercial Services — 1.5%
Automatic Data Processing Inc., 1.70%, 05/15/28
(Call 03/15/28)	40	38,936
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	67	65,298
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)(b)	150	146,308
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	14	14,991
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	200	209,016
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	40	37,685
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(b)	200	193,962
4.50%, 07/01/28 (Call 07/01/23)(b)	200	204,166
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)(a)	120	122,268
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(b)	100	103,609
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	55	54,929
Quanta Services Inc.
0.95%, 10/01/24 (Call 10/01/22)	80	77,774
2.35%, 01/15/32 (Call 10/15/31)	50	46,344
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	105	108,863
Service Corp. International/U.S., 5.13%, 06/01/29
(Call 06/01/24)	40	41,912
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	208	219,234
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 02/28/22)(b)	15	15,760
		1,701,055
Computers — 0.6%
Apple Inc., 1.40%, 08/05/28 (Call 06/05/28)	50	47,539
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	15	14,747
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	150	141,552
Dell International LLC/EMC Corp., 6.20%, 07/15/30
(Call 04/15/30)	180	218,572
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)	200	192,780
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)(b)	10	9,564
2.70%, 10/15/28 (Call 08/15/28)(b)	10	9,428
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	30	29,634
		663,816
Distribution & Wholesale — 0.1%
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	155	153,954
Diversified Financial Services — 1.7%
Air Lease Corp., 3.38%, 07/01/25 (Call 06/01/25)	105	107,399
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	190	189,318

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Blackstone Private Credit Fund, 2.70%, 01/15/25
(Call 11/15/24)(b)	$60	$59,454
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)	30	28,427
Charles Schwab Corp. (The), 1.15%, 05/13/26
(Call 04/13/26)	85	82,259
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)	75	77,305
Enova International Inc., 8.50%, 09/15/25 (Call 02/28/22)(b)	100	102,755
goeasy Ltd., 5.38%, 12/01/24 (Call 02/28/22)(b)	115	117,647
Intercontinental Exchange Inc., 3.75%, 09/21/28
(Call 06/21/28)(a)	28	30,096
LPL Holdings Inc., 4.00%, 03/15/29 (Call 03/15/24)(b)	125	121,470
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)	65	68,111
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	100	105,144
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	100	97,046
5.50%, 03/15/29 (Call 06/15/28)	100	97,712
6.13%, 03/25/24	50	52,100
Nomura Holdings Inc., 2.65%, 01/16/25	350	354,924
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	30	31,423
ORIX Corp., 2.90%, 07/18/22	55	55,413
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	100	106,027
		1,884,030
Electric — 1.5%
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	70	73,263
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	45	42,434
Berkshire Hathaway Energy Co., 1.65%, 05/15/31
(Call 02/15/31)	35	32,212
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	52,720
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	50	48,871
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	60	58,523
5.25%, 06/01/26 (Call 02/28/22)(b)	53	54,019
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31
(Call 03/15/31)	85	82,807
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)	35	33,275
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	51,252
DTE Energy Co., Series H, 0.55%, 11/01/22	45	44,918
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)	130	135,333
Entergy Louisiana LLC, 5.40%, 11/01/24	131	143,850
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)	70	73,327
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	10	9,899
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	35	37,150
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	25	23,931
3.70%, 03/15/29 (Call 12/15/28)	40	42,775
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	30	29,859
3.55%, 05/01/27 (Call 02/01/27)(a)	84	88,682
NextEra Energy Operating Partners LP
4.25%, 07/15/24 (Call 04/15/24)(b)	25	25,733
4.25%, 09/15/24 (Call 07/15/24)(b)	8	8,265
Pacific Gas and Electric Co.
1.75%, 06/16/22 (Call 02/08/22)	20	19,995
3.00%, 06/15/28 (Call 04/15/28)(a)	5	4,875
3.15%, 01/01/26	20	20,051
3.25%, 06/01/31 (Call 03/01/31)	20	19,225
4.55%, 07/01/30 (Call 01/01/30)	40	41,678

	Par
Security	(000)	Value

Electric (continued)
Public Service Co. of New Hampshire, Series V, 2.20%,
06/15/31 (Call 03/15/31)	$20	$19,397
Public Service Enterprise Group Inc., 1.60%, 08/15/30
(Call 05/15/30)	20	18,107
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	10	9,671
San Diego Gas & Electric Co., 2.50%, 05/15/26
(Call 02/15/26)	50	50,937
Southern California Edison Co., 2.85%, 08/01/29
(Call 05/01/29)	25	25,291
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	150	159,753
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)	40	41,322
Vistra Operations Co. LLC, 5.00%, 07/31/27
(Call 07/31/22)(b)	20	20,289
WEC Energy Group Inc., 0.55%, 09/15/23	40	39,350
		1,683,039
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.00%, 12/21/28 (Call 10/21/28)(a)	140	136,181
Electronics — 0.6%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	45	42,814
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)(a)	160	164,395
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	75	73,470
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	20	20,938
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	75	73,188
Keysight Technologies Inc., 4.60%, 04/06/27
(Call 01/06/27)(a)	65	71,788
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	240	265,087
		711,680
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28
(Call 07/31/27)(b)	50	50,642
Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	100	104,865
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%,
02/01/26 (Call 02/01/23)(b)	150	151,914
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	275	279,296
		536,075
Entertainment — 0.1%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	15	15,038
Scientific Games International Inc.
5.00%, 10/15/25 (Call 02/28/22)(b)	100	102,206
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	25	27,065
		144,309
Environmental Control — 0.1%
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(b)	45	46,534
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/28/22)(b)	30	29,169
		75,703
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(b)	40	40,929
7.50%, 03/15/26 (Call 03/15/22)(b)	173	183,632
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	300	308,979
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons
Pet Food Inc./Simmons Feed, 4.63%, 03/01/29
(Call 03/01/24)(b)	20	19,253
		552,793

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Forest Products & Paper — 0.2%
Resolute Forest Products Inc., 4.88%, 03/01/26
(Call 03/01/23)(a)(b)	$250	$247,123

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%,
05/20/24 (Call 03/20/24)	45	46,465
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	140	133,840
		180,305
Health Care - Products — 0.6%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	80	81,403
Boston Scientific Corp., 3.38%, 05/15/22	75	75,494
DH Europe Finance II Sarl, 2.05%, 11/15/22	175	176,545
PerkinElmer Inc.
0.85%, 09/15/24 (Call 09/15/22)	240	233,506
1.90%, 09/15/28 (Call 07/15/28)	50	47,740
		614,688
Health Care - Services — 1.7%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29
(Call 10/15/23)(b)	200	197,518
Catalent Pharma Solutions Inc., 5.00%, 07/15/27
(Call 07/15/22)(b)	10	10,240
Charles River Laboratories International Inc.
4.00%, 03/15/31 (Call 03/15/26)(b)	100	96,298
4.25%, 05/01/28 (Call 05/01/23)(b)	200	198,864
CHS/Community Health Systems Inc., 8.00%, 03/15/26
(Call 03/15/22)(b)	150	156,450
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	80	85,002
5.25%, 04/15/25	230	250,178
5.88%, 02/15/26 (Call 08/15/25)	170	185,366
IQVIA Inc., 5.00%, 05/15/27 (Call 05/15/22)(b)	300	306,756
Laboratory Corp. of America Holdings, 1.55%, 06/01/26
(Call 05/01/26)	70	67,922
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 11/01/22)(b)	25	26,102
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 02/28/22)	21	21,081
5.13%, 11/01/27 (Call 11/01/22)(b)	150	150,370
6.75%, 06/15/23	50	52,388
UnitedHealth Group Inc., 3.10%, 03/15/26(a)	135	141,365
		1,945,900
Holding Companies - Diversified — 1.4%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	93	89,725
2.88%, 06/15/28 (Call 04/15/28)	125	120,381
3.50%, 02/10/23 (Call 01/10/23)	390	397,644
3.88%, 01/15/26 (Call 12/15/25)	47	48,456
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	65	63,112
FS KKR Capital Corp.
1.65%, 10/12/24	210	203,860
2.63%, 01/15/27 (Call 12/15/26)	40	38,622
3.25%, 07/15/27 (Call 06/15/27)	10	9,846
4.63%, 07/15/24 (Call 06/15/24)	110	114,629
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	85	85,830
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	75	72,257
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	200	190,184
6.38%, 12/15/25 (Call 02/28/22)	100	101,774

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Owl Rock Capital Corp., 3.40%, 07/15/26 (Call 06/15/26)	$10	$9,954
		1,546,274
Home Builders — 0.6%
Brookfield Residential Properties Inc./Brookfield Residential
U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(b)	75	77,300
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	200	188,836
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	75	75,632
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(b)	40	41,495
Williams Scotsman International Inc., 4.63%, 08/15/28
(Call 08/15/23)(b)	100	101,162
Winnebago Industries Inc., 6.25%, 07/15/28
(Call 07/15/23)(a)(b)	120	127,739
		612,164
Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25
(Call 02/28/22)(b)	25	24,945
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	102	109,752
Chubb INA Holdings Inc., 3.35%, 05/15/24	25	25,983
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	55	52,040
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31
(Call 12/03/30)	30	30,054
HUB International Ltd., 7.00%, 05/01/26 (Call 02/08/22)(b)	25	25,596
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	50	52,901
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	540	576,040
4.38%, 03/15/29 (Call 12/15/28)	60	66,953
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)(b)	300	333,321
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	15	14,934
		1,312,519
Internet — 0.7%
Amazon.com Inc., 2.10%, 05/12/31 (Call 02/12/31)	100	97,236
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	35	32,114
4.13%, 08/01/30 (Call 05/01/25)(b)	45	43,188
5.00%, 12/15/27 (Call 12/15/22)(b)	69	71,121
5.63%, 02/15/29 (Call 02/15/24)(b)	55	57,503
Netflix Inc.
4.88%, 04/15/28	50	55,019
5.88%, 11/15/28	50	57,976
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 02/08/22)(b)	25	25,091
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/15/22)(b)	70	73,210
7.50%, 09/15/27 (Call 09/15/22)(b)	200	213,504
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	35	33,723
5.25%, 04/01/25 (Call 01/01/25)	50	54,402
		814,087
Iron & Steel — 0.0%
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(a)	30	30,560

Leisure Time — 0.1%
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	100	97,011

Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 12/01/29
(Call 09/01/29)	45	46,842
MGM Resorts International, 4.63%, 09/01/26 (Call 06/01/26)	27	27,402
		74,244

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery — 0.3%
Caterpillar Financial Services Corp., 0.80%, 11/13/25(a)	$90	$86,718
Rockwell Automation Inc., 1.75%, 08/15/31 (Call 05/15/31)	5	4,698
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	100	99,043
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25
(Call 05/15/25)	135	138,606
		329,065
Media — 1.7%
AMC Networks Inc., 4.75%, 08/01/25 (Call 02/28/22)	50	50,493
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 06/01/33 (Call 06/01/27)(b)	200	190,232
5.00%, 02/01/28 (Call 08/01/22)(b)	263	266,264
5.13%, 05/01/27 (Call 05/01/22)(b)	210	215,225
5.38%, 06/01/29 (Call 06/01/24)(b)	75	77,307
Charter Communications Operating LLC/Charter
Communications Operating Capital, 2.80%, 04/01/31
(Call 01/01/31)	75	71,088
Directv Financing LLC/Directv Financing Co.-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(b)	110	110,357
DISH DBS Corp.
5.00%, 03/15/23	50	50,780
5.88%, 11/15/24	100	100,673
7.75%, 07/01/26	100	103,033
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	400	395,044
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26
(Call 09/15/23)(b)	25	24,119
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(b)	150	155,766
Univision Communications Inc., 5.13%, 02/15/25
(Call 02/08/22)(b)	50	50,439
		1,860,820
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc., 5.00%, 09/30/27
(Call 09/30/22)(b)	300	302,127

Mining — 0.3%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27
(Call 06/15/27)(b)	45	46,156
Freeport-McMoRan Inc., 5.45%, 03/15/43 (Call 09/15/42)	50	58,823
IAMGOLD Corp., 5.75%, 10/15/28 (Call 10/15/23)(b)	165	155,156
Novelis Corp., 4.75%, 01/30/30 (Call 01/30/25)(b)	35	34,928
Southern Copper Corp., 3.88%, 04/23/25	5	5,252
		300,315
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.25%, 04/01/28
(Call 10/01/22)	145	143,728

Oil & Gas — 2.0%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	70	70,882
4.88%, 11/15/27 (Call 05/15/27)	100	104,040
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)(a)	17	18,597
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	90	97,686
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)(b)	250	249,272
CNX Resources Corp., 7.25%, 03/14/27 (Call 03/14/22)(b)	100	104,963
Comstock Resources Inc., 7.50%, 05/15/25 (Call 02/28/22)(b)	14	14,241
Conoco Funding Co., 7.25%, 10/15/31	11	15,068
ConocoPhillips Co., 6.95%, 04/15/29(a)	34	43,548
Continental Resources Inc./OK, 4.38%, 01/15/28
(Call 10/15/27)	75	79,177
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	35	37,111
Diamondback Energy Inc., 3.13%, 03/24/31 (Call 12/24/30)	25	24,905

	Par
Security	(000)	Value

Oil & Gas (continued)
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	$25	$26,952
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)(a)	55	58,700
Matador Resources Co., 5.88%, 09/15/26 (Call 02/14/22)	80	81,132
Murphy Oil Corp.
5.75%, 08/15/25 (Call 02/28/22)	25	25,446
5.88%, 12/01/27 (Call 12/01/22)	15	15,325
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	75	74,083
6.45%, 09/15/36	50	60,501
8.50%, 07/15/27 (Call 01/15/27)	65	78,130
8.88%, 07/15/30 (Call 01/15/30)	70	90,815
PDC Energy Inc., 5.75%, 05/15/26 (Call 02/28/22)(a)	300	305,226
Pioneer Natural Resources Co., 0.75%, 01/15/24
(Call 02/08/22)	25	24,490
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)	50	50,505
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(b)	38	41,439
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	100	98,004
6.00%, 04/15/27 (Call 04/15/22)	350	360,818
		2,251,056
Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression
Finance Corp.
6.88%, 04/01/26 (Call 02/28/22)	55	55,815
6.88%, 09/01/27 (Call 09/01/22)	100	102,987
		158,802
Packaging & Containers — 0.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
5.25%, 08/15/27 (Call 08/15/22)(b)	200	195,262
Ball Corp.
4.00%, 11/15/23	25	25,766
5.25%, 07/01/25	50	53,747
Berry Global Inc.
4.50%, 02/15/26 (Call 02/28/22)(a)(b)	23	23,101
4.88%, 07/15/26 (Call 07/15/22)(b)	100	102,574
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	200	206,794
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24
(Call 02/28/22)(b)	75	74,912
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(b)	50	53,811
Trivium Packaging Finance BV, 5.50%, 08/15/26
(Call 08/15/22)(b)	200	202,502
		938,469
Pharmaceuticals — 0.9%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	60	61,888
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	168	175,983
Bausch Health Americas Inc., 8.50%, 01/31/27
(Call 07/31/22)(b)	150	151,698
Bausch Health Companies Inc.
6.13%, 04/15/25 (Call 02/17/22)(b)	41	41,819
7.25%, 05/30/29 (Call 05/30/24)(b)	25	22,433
CVS Health Corp., 1.30%, 08/21/27 (Call 06/21/27)	90	84,703
Horizon Therapeutics USA Inc., 5.50%, 08/01/27
(Call 08/01/22)(b)	200	207,298
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	55	52,548
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(a)	120	115,206
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	110	104,578
		1,018,154

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines — 2.0%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29
(Call 05/18/29)	$50	$52,002
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	250	253,767
Cheniere Energy Partners LP, 4.50%, 10/01/29
(Call 10/01/24)	50	51,182
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(b)	100	100,225
5.75%, 04/01/25 (Call 02/28/22)	100	100,877
DCP Midstream Operating LP, 5.38%, 07/15/25
(Call 04/15/25)	80	84,472
Enbridge Inc., 0.55%, 10/04/23	25	24,598
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 01/15/24)	150	154,785
7.00%, 08/01/27 (Call 08/01/22)(a)	250	257,292
Hess Midstream Operations LP, 5.13%, 06/15/28
(Call 06/15/23)(a)(b)	50	50,942
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	60	57,934
4.88%, 12/01/24 (Call 09/01/24)	185	198,227
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	190	193,399
6.35%, 01/15/31 (Call 10/15/30)	35	42,533
7.50%, 09/01/23 (Call 06/01/23)	210	225,975
Targa Resources Partners LP/Targa Resources Partners
Finance Corp.
5.88%, 04/15/26 (Call 02/28/22)	35	36,146
6.88%, 01/15/29 (Call 01/15/24)	121	132,402
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30
(Call 02/15/30)	145	148,621
Williams Companies Inc. (The), 2.60%, 03/15/31
(Call 12/15/30)	50	48,251
		2,213,630
Real Estate — 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%,
11/15/25 (Call 02/28/22)(b)	225	232,135
Howard Hughes Corp. (The), 5.38%, 08/01/28
(Call 08/01/23)(b)	300	305,808
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%,
04/01/27 (Call 02/04/22)(b)	100	108,412
		646,355
Real Estate Investment Trusts — 2.6%
American Tower Corp.
0.60%, 01/15/24	200	195,872
1.45%, 09/15/26 (Call 08/15/26)	60	57,635
3.00%, 06/15/23	50	51,045
3.38%, 05/15/24 (Call 04/15/24)	50	51,584
4.00%, 06/01/25 (Call 03/01/25)	146	153,627
Brixmor Operating Partnership LP, 4.05%, 07/01/30
(Call 04/01/30)	15	15,947
Camden Property Trust, 2.80%, 05/15/30 (Call 02/15/30)	20	20,268
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,
04/15/23	300	307,824
Crown Castle International Corp., 2.50%, 07/15/31
(Call 04/15/31)	40	38,220
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	135	137,099
Essex Portfolio LP, 1.70%, 03/01/28 (Call 01/01/28)	50	47,723
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25
(Call 03/01/25)	175	187,831

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc., 4.50%, 02/15/31 (Call 02/15/26)(a)(b)	$185	$175,759
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	50	52,912
5.75%, 02/01/27 (Call 11/01/26)	80	88,862
MPT Operating Partnership LP/MPT Finance Corp., 5.00%,
10/15/27 (Call 10/15/22)	185	190,086
Office Properties Income Trust, 3.45%, 10/15/31
(Call 07/15/31)	56	52,564
Public Storage
1.95%, 11/09/28 (Call 09/09/28)	65	63,044
3.39%, 05/01/29 (Call 02/01/29)	190	200,784
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)	145	152,104
Starwood Property Trust Inc., 4.75%, 03/15/25
(Call 09/15/24)	200	205,324
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC,
6.50%, 02/15/29 (Call 02/15/24)(b)	150	141,900
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(b)	20	19,821
4.25%, 12/01/26 (Call 12/01/22)(b)	50	50,505
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	200	206,752
		2,865,092
Retail — 0.9%
1011778 BC ULC/New Red Finance Inc., 3.88%, 01/15/28
(Call 09/15/22)(b)	35	34,174
AutoNation Inc., 1.95%, 08/01/28 (Call 06/01/28)	35	33,483
Bath & Body Works Inc.
7.50%, 06/15/29 (Call 06/15/24)	75	81,904
9.38%, 07/01/25(b)	116	138,730
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	80	75,141
FirstCash Inc., 5.63%, 01/01/30 (Call 01/01/25)(b)	181	180,991
Genuine Parts Co., 2.75%, 02/01/32 (Call 11/01/31)	45	43,819
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 4.75%, 06/01/27 (Call 06/01/22)(b)	107	109,189
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	100	101,879
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 02/28/22)(a)	25	25,412
Specialty Building Products Holdings LLC/SBP Finance
Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	10	10,291
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(b)	210	215,907
		1,050,920
Semiconductors — 0.6%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	100	105,120
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	40	38,626
2.10%, 10/01/31 (Call 07/01/31)	25	24,121
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	150	154,534
3.46%, 09/15/26 (Call 07/15/26)(a)	110	114,507
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(b)	120	118,312
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 06/01/22)	100	99,046
Texas Instruments Inc., 1.90%, 09/15/31 (Call 06/15/31)	65	62,075
		716,341
Software — 1.3%
CDK Global Inc., 5.25%, 05/15/29 (Call 05/15/24)(b)	10	10,403
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(b)	235	233,994
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	55	51,612
3.63%, 09/01/30 (Call 03/01/25)(b)	40	39,244

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
3.63%, 11/01/31 (Call 11/01/26)(b)	$200	$197,042
4.00%, 11/15/29 (Call 11/15/24)(b)	100	100,659
Nuance Communications Inc., 5.63%, 12/15/26
(Call 02/28/22)(a)	100	103,019
Oracle Corp., 1.65%, 03/25/26 (Call 02/25/26)	180	174,247
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	75	75,842
3.85%, 12/15/25 (Call 09/15/25)	35	37,043
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	80	82,714
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	30	32,050
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	87	85,145
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%,
02/01/29 (Call 02/01/24)(b)	200	188,262
		1,411,276
Telecommunications — 1.6%
AT&T Inc.
3.00%, 06/30/22 (Call 04/30/22)	365	367,011
4.30%, 02/15/30 (Call 11/15/29)	30	32,967
Deutsche Telekom International Finance BV, 8.75%,
06/15/30	65	91,606
Embarq Corp., 8.00%, 06/01/36(a)	50	51,488
Frontier Communications Holdings LLC, 5.00%, 05/01/28
(Call 05/01/24)(b)	15	14,874
Hughes Satellite Systems Corp., 6.63%, 08/01/26(a)	50	53,772
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 02/28/22)	25	25,392
Lumen Technologies Inc.
5.13%, 12/15/26 (Call 12/15/22)(b)	65	65,612
5.38%, 06/15/29 (Call 06/15/24)(b)	75	71,254
5.63%, 04/01/25 (Call 01/01/25)	100	103,382
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	99	108,735
Sprint Capital Corp., 8.75%, 03/15/32	50	69,849
Sprint Corp.
7.63%, 02/15/25 (Call 11/15/24)	100	111,259
7.63%, 03/01/26 (Call 11/01/25)	50	57,393
Telesat Canada/Telesat LLC, 6.50%, 10/15/27
(Call 10/15/22)(b)	130	79,877
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	50	45,614
3.00%, 03/22/27 (Call 01/22/27)	55	56,592
Viasat Inc.
5.63%, 09/15/25 (Call 02/08/22)(b)	100	98,494
5.63%, 04/15/27 (Call 04/15/22)(b)	100	101,703
Vmed O2 UK Financing I PLC, 4.75%, 07/15/31
(Call 07/15/26)(b)	200	192,236
		1,799,110
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	50	51,182
Transportation — 0.3%
Altera Infrastructure LP/Teekay Offshore Finance Corp.,
8.50%, 07/15/23 (Call 02/14/22)(b)	100	53,150
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)(a)	220	252,274
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)(a)	75	72,462
		377,886
Total Corporate Bonds & Notes — 48.1%
(Cost: $54,076,135)	.	.53,700,967

	Par
Security	(000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 79.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	$46	$47,494
3.00%, 03/01/46	258	266,155
3.00%, 07/01/46	22	22,258
3.00%, 08/01/46	125	129,282
3.00%, 10/01/46	37	38,320
3.00%, 12/01/46	347	357,714
3.00%, 01/01/47	71	73,570
3.00%, 06/01/47	191	197,322
3.00%, 10/01/47	54	55,713
3.50%, 07/01/33	15	15,951
3.50%, 06/01/34	35	37,061
3.50%, 07/01/43	11	11,969
3.50%, 09/01/44	10	10,147
3.50%, 01/01/46	10	10,641
3.50%, 03/01/46	7	7,862
3.50%, 09/01/46	6	6,556
3.50%, 08/01/47	6	6,108
3.50%, 05/01/49	26	26,863
3.50%, 06/01/49	32	33,996
4.00%, 04/01/46	93	99,723
4.00%, 07/01/46	33	35,355
4.00%, 06/01/48	35	38,469
4.00%, 01/01/49	0	125
4.50%, 07/01/48	9	9,973
5.00%, 07/01/48	8	8,750
5.00%, 04/01/49	8	8,300
Federal National Mortgage Association
2.50%, 02/17/37(d)	447	456,769
2.50%, 02/11/51(d)	6,712	6,700,464
2.50%, 11/01/51	33	32,769
2.50%, 12/01/51	94	93,207
2.50%, 01/01/52	125	124,542
3.00%, 02/17/37	580	600,577
3.50%, 02/18/36(d)	267	278,786
3.50%, 11/01/51	910	972,933
4.00%, 02/17/37(d)	80	83,683
4.00%, 01/01/57	66	72,447
4.00%, 02/01/57	67	74,266
4.50%, 06/25/48(d)	1,283	1,368,909
5.00%, 02/14/52(d)	217	236,125
5.50%, 02/14/52	525	573,402
Government National Mortgage Association
2.00%, 02/20/51	1,005	994,363
2.00%, 02/22/52(d)	4,750	4,695,820
2.50%, 12/20/46	109	110,021
2.50%, 08/20/50	302	304,427
2.50%, 09/20/50	456	459,569
2.50%, 02/22/52(d)	3,365	3,386,031
3.00%, 01/15/44	27	28,065
3.00%, 05/20/45	144	149,265
3.00%, 11/20/45	1,206	1,251,485
3.00%, 12/20/45	12	12,881
3.00%, 01/20/46	7	6,893
3.00%, 03/20/46	9	8,837
3.00%, 04/20/46	81	83,704
3.00%, 05/20/46	8	8,241
3.00%, 08/20/46	34	35,361

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/20/46	$78	$80,154
3.00%, 12/15/46	70	73,716
3.00%, 02/15/47	251	261,297
3.00%, 04/20/49	680	701,756
3.00%, 01/20/50	170	174,710
3.00%, 02/20/50	94	96,445
3.00%, 07/20/50	1,547	1,591,431
3.50%, 10/20/42	97	103,851
3.50%, 03/15/43	69	73,194
3.50%, 06/15/43	58	61,923
3.50%, 04/20/45	31	32,267
3.50%, 04/20/46	47	49,519
3.50%, 12/20/46	57	59,377
3.50%, 03/20/47	95	99,245
3.50%, 08/20/47	104	108,966
3.50%, 09/20/47	92	95,927
3.50%, 11/20/47	83	86,620
3.50%, 02/20/48	57	59,047
3.50%, 04/20/48	599	633,764
3.50%, 08/20/48	83	86,176
3.50%, 01/20/49	37	38,839
3.50%, 01/20/50	447	463,489
3.50%, 08/20/50	778	806,028
4.00%, 09/20/45	15	16,345
4.00%, 09/20/46	5	5,669
4.00%, 04/20/47	44	46,563
4.00%, 06/20/47	162	171,285
4.00%, 07/20/47	248	262,372
4.00%, 11/20/47	45	47,898
4.00%, 05/15/48	37	39,242
4.00%, 05/20/48	33	34,445
4.00%, 08/20/48	37	38,551
4.00%, 02/20/50	75	78,230
4.00%, 02/22/52(d)	327	344,568
4.50%, 10/20/46	7	8,061
4.50%, 06/20/48	28	29,333
4.50%, 07/20/48	21	22,141
4.50%, 08/20/48	38	40,298
4.50%, 10/20/48	59	62,314
4.50%, 02/22/52	200	220,267
5.00%, 11/20/48	22	23,423
5.00%, 12/20/48	40	42,748
5.00%, 01/20/49	38	40,885
5.00%, 05/20/49	5	5,166
5.00%, 02/22/52	760	810,117
Uniform Mortgage-Backed Securities
1.50%, 02/17/37(d)	2,900	2,853,725
1.50%, 02/14/52(d)	2,650	2,506,734
1.50%, 03/14/52(d)	400	377,733
2.00%, 12/01/35	88	88,654
2.00%, 02/01/36	1,399	1,407,334
2.00%, 02/17/37(d)	3,485	3,501,268
2.00%, 09/01/50	264	258,462
2.00%, 12/01/50	407	398,070
2.00%, 01/01/51	553	541,447
2.00%, 02/01/51	947	926,475
2.00%, 03/01/51	1,021	996,220
2.00%, 04/01/51	1,184	1,155,845
2.00%, 05/01/51	2,136	2,083,195
2.00%, 11/01/51	408	398,392

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.00%, 02/01/52	$1,000	$975,431
2.00%, 02/14/52(d)	11,257	10,974,137
2.00%, 03/14/52(d)	150	145,904
2.50%, 04/01/32	343	351,757
2.50%, 10/01/32	11	11,355
2.50%, 01/01/33	267	273,669
2.50%, 07/01/35	427	437,721
2.50%, 10/01/35	1,059	1,084,166
2.50%, 04/01/47	50	50,912
2.50%, 06/01/50	113	113,385
2.50%, 07/01/50	184	185,341
2.50%, 08/01/50	266	266,103
2.50%, 09/01/50	1,234	1,237,180
2.50%, 10/01/50	1,255	1,256,010
2.50%, 11/01/50	2,019	2,020,360
2.50%, 01/01/51	231	231,507
2.50%, 02/01/51	88	88,362
2.50%, 03/01/51	405	405,224
2.50%, 11/25/51(d)	250	248,954
3.00%, 01/01/31	167	173,813
3.00%, 02/01/31	306	316,435
3.00%, 02/01/32	68	71,134
3.00%, 02/01/33	58	60,117
3.00%, 07/01/34	24	25,343
3.00%, 09/01/34	271	282,089
3.00%, 12/01/34	263	272,179
3.00%, 10/01/44	286	296,758
3.00%, 07/01/46	560	579,059
3.00%, 10/01/46	354	365,443
3.00%, 11/01/46	473	489,380
3.00%, 12/01/46	288	297,522
3.00%, 12/01/47	91	94,123
3.00%, 11/01/48	142	145,898
3.00%, 09/01/49	334	344,345
3.00%, 04/01/50	275	281,288
3.00%, 05/01/50	1,733	1,788,832
3.00%, 07/01/50	210	215,002
3.00%, 08/01/50	248	254,279
3.00%, 10/01/50	1,029	1,053,476
3.00%, 01/01/51	244	250,353
3.00%, 02/14/52(d)	75	76,617
3.50%, 03/01/33	61	64,058
3.50%, 04/01/33	73	76,520
3.50%, 05/01/33	35	36,717
3.50%, 07/01/34	78	81,444
3.50%, 08/01/34	52	54,624
3.50%, 11/01/45	29	30,583
3.50%, 01/01/46	41	43,679
3.50%, 02/01/46	98	103,523
3.50%, 07/01/46	20	21,308
3.50%, 01/01/47	33	35,352
3.50%, 02/01/47	46	48,125
3.50%, 05/01/47	38	39,927
3.50%, 08/01/47	48	49,812
3.50%, 09/01/47	70	72,717
3.50%, 04/01/48	39	42,037
3.50%, 05/01/48	58	62,528
3.50%, 11/01/48	28	29,438
3.50%, 01/01/49	103	107,394
3.50%, 04/01/49	25	26,907

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/49	$184	$192,813
3.50%, 07/01/49	154	161,059
3.50%, 02/14/52(d)	2,800	2,917,250
3.50%, 03/14/52(d)	825	857,227
4.00%, 06/01/33	30	32,020
4.00%, 07/01/33	13	13,216
4.00%, 12/01/33	57	59,787
4.00%, 03/01/45	19	20,094
4.00%, 01/01/46	24	25,919
4.00%, 02/01/46	17	17,262
4.00%, 03/01/46	7	7,369
4.00%, 04/01/46	26	28,017
4.00%, 02/01/47	14	14,545
4.00%, 03/01/47	17	18,554
4.00%, 06/01/47	7	7,217
4.00%, 09/01/47	29	31,076
4.00%, 11/01/47	8	9,048
4.00%, 06/01/48	1,050	1,129,486
4.00%, 05/01/49	86	92,806
4.00%, 07/01/49	34	36,569
4.00%, 12/01/49	36	38,279
4.00%, 04/01/50	592	626,337
4.00%, 05/01/50	100	105,965
4.00%, 02/11/51(d)	1,203	1,270,951
4.50%, 10/01/47	7	7,359
4.50%, 03/01/48	23	25,032
4.50%, 06/01/48	35	38,660
4.50%, 07/01/48	5	4,842
4.50%, 08/01/48	58	63,405
4.50%, 10/01/48	30	32,359
4.50%, 12/01/48	39	42,520
4.50%, 01/01/49	53	56,984
4.50%, 04/01/49	166	180,291
4.50%, 07/01/49	30	32,393
4.50%, 08/01/49	31	32,774
4.50%, 03/01/50	215	229,622
5.00%, 08/01/48	256	282,282
5.00%, 09/01/48	12	13,601
5.00%, 04/01/49	16	17,875
6.00%, 02/01/49	73	83,472
		88,454,728
Total U.S. Government Agency Obligations — 79.2%
(Cost: $89,291,685)		.88,454,728

	Shares/
	Par
Security	(000)	Value

Short-Term Investments

Money Market Funds — 17.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(e)(f)(g)	19,071	$19,076,431
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(e)(f)	100	100,000
		19,176,431
Total Short-Term Investments — 17.2%
(Cost: $19,176,248)		19,176,431

Total Investments Before TBA Sales Commitments — 144.5%
(Cost: $162,544,068)		161,332,126

TBA Sales Commitments(d)

Mortgage-Backed Securities — (3.0)%
Government National Mortgage Association, 2.00%, 02/22/52	$(1,000)	(988,594)
Uniform Mortgage-Backed Securities
1.50%, 02/14/52	(425)	(402,023)
2.00%, 02/14/52	(1,000)	(974,844)
3.00%, 02/14/52	(75)	(76,617)
3.50%, 02/14/52	(825)	(859,547)
		(3,301,625)
Total TBA Sales Commitments — (3.0)%
(Proceeds: $(3,287,477))		(3,301,625)

Total Investments, Net of TBA Sales Commitments — 141.5%
(Cost: $159,256,591)		158,030,501

Other Assets, Less Liabilities — (41.5)%		(46,354,156)

Net Assets — 100.0%		$111,676,345
(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Represents or includes a TBA transaction.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL
Agency Shares	$13,921,087	$5,158,541	(a)	$—	$(1,181)	$(2,016)	$19,076,431	19,071	$5,973	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency	100,000	0	(a)	—	—	—	100,000	100	2		—
Shares					$(1,181)	$(2,016)	$19,176,431		$5,975		$—

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022

Affiliates (continued)

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	03/22/22	$256	$(5,024)
U.S. Long Bond	39	03/22/22	6,066	(125,920)
Ultra Long U.S. Treasury Bond	40	03/22/22	7,541	(180,147)
				(311,091)
Short Contracts
10-Year U.S. Ultra Long Treasury Bond.	(6)	03/22/22	856	10,580
2-Year U.S. Treasury Note	(13)	03/31/22	2,816	17,899
5-Year U.S. Treasury Note	(20)	03/31/22	2,384	34,853
				63,332
				$(247,759)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Fixed Income Balanced Risk Factor ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$53,700,967	$—	$53,700,967
U.S. Government Agency Obligations	—	88,454,728	—	88,454,728
Money Market Funds	19,176,431	—	—	19,176,431
	19,176,431	142,155,695	—	161,332,126
Liabilities
TBA Sales Commitments	—	(3,301,625)	—	(3,301,625)
	$19,176,431	$138,854,070	$—	$158,030,501
Derivative financial instruments(a)
Assets
Futures Contracts	$63,332	$—	$—	$63,332
Liabilities
Futures Contracts	(311,091)	—	—	(311,091)
	$(247,759)	$—	$—	$(247,759)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA.	To-Be-Announced